Employee benefits (Details 2) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 2,007		₨ 1,840
Current service cost	265		252	₨ 221
Interest on defined obligations	145		125
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	28		(121)
Actuarial loss/(gain) due to demographic assumptions	0	[1]	11
Actuarial loss/(gain) due to experience changes	0	[1]	62
Benefits paid	(245)		(162)
Defined benefit obligations at the end of the year	₨ 2,200		₨ 2,007	₨ 1,840

[1]	Rounded to the nearest million.